INCOME TAXES (Schedule of income tax expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Current:
Federal	$ 10,000	$ 15,000	$ 69,000
Deferred taxes:
Federal	(1,841,000)	966,000	727,000
State	587,000
Income tax provision	$ (1,244,000)	$ 981,000	$ 796,000